Employee benefits - Defined benefits plan (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Employee benefits
Total present value of benefit obligations ("PBO")	$ 777,895	$ 755,945	$ 636,202
Plan assets at fair value	(121,643)	(163,651)	(148,392)	$ (197,247)
Projected liability, net	656,252	592,294	487,810
Present value of unfunded obligations
Disclosure of Employee benefits
Total present value of benefit obligations ("PBO")	656,252	592,294	487,810
Present value of funded obligations
Disclosure of Employee benefits
Total present value of benefit obligations ("PBO")	$ 121,643	$ 163,651	$ 148,392